DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	May 22, 2024	Aug. 18, 2023	Jul. 13, 2023	May 18, 2023	Apr. 13, 2023	Feb. 23, 2022	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Aug. 14, 2023	Jun. 28, 2023	Apr. 19, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit								$ 11.43
Price of warrant								$ 11.50
Deferred underwriting fee payable												$ 10,812,500
Deferred underwriting discount												$ 10,812,500
Threshold minimum aggregate fair market value as a percentage of net assets held in trust account								80.00%
Percentage of outstanding voting securities of target								50.00%
Threshold percentage of public shares subject to redemption without company's prior written consent								15.00%
Percentage obligation to redeem public shares								100.00%
Aggregate true-up payment amount		$ 632,968
Fees payable to CCM in cash					$ 300,000
Maximum net interest to pay dissolution expenses								$ 100,000
Cash
Working capital deficit								15,570,205
Securities held in trust account								6,668,522	19,901,169
Investments held in the trust account								548,676	$ 5,813,213
Equiniti Trust Company LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share redemption price				$ 10.55							$ 10.57
Equiniti Trust Company LLC [Member] | Revision of Prior Period, Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit													$ 0.02
Share redemption price				$ 0.02
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	1,226,085			26,946,271
Purchase price, per unit	$ 11.24			$ 10.55
Aggregate purchase price	$ 13,800,000			$ 284,000,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit						$ 10.25
Sale of units, net of underwriting discounts						28,750,000
Offering costs								16,418,580
Underwriting fees								5,000,000
Deferred underwriting fee payable								10,812,500
Other costs								$ 606,080
Cash deposited to trust account						$ 294,687,500
Share redemption price								$ 11.03
IPO [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants						9,138,333
Price of warrant						$ 1.50
Proceeds from sale of private units						$ 13,707,500
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds						$ 37,500,000
Sale of units, net of underwriting discounts						3,750,000		3,750,000
Private Placement [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants						9,763,333
Price of warrant						$ 1.50
Proceeds from sale of private units						$ 14,645,000
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants						625,000
Proceeds from sale of private units						$ 937,500
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advisory fees payable in shares number of shares			80,000		50,000
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued						25,000,000
Purchase price, per unit						$ 10.00
Gross proceeds						$ 250,000,000
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares cancelled				7,187,500
Convertible ordinary shares				7,187,500
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument description							the Company have net tangible assets of at least $5,000,001 at the time of the closing, and reduced the Minimum Cash Condition (as defined in the Visiox Merger Agreement) from $5 million to $1.00. Additionally, the Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.
Merger Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indebtedness amount										$ 1,000,000
Tangible assets							$ 5,000,001
Merger Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indebtedness amount							$ 2,000,000
Visiox Amendment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument description							the Company have net tangible assets of at least $5,000,001 at the time of the closing, and reduced the Minimum Cash Condition (as defined in the Visiox Merger Agreement) from $5 million to $1.00. Additionally, the Visiox Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.
Non Redeemed Agreement [Member] | Common Class A [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of non-redeemable transferable shares	450,000
Sponsor [Member] | Common Class A [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of non-redeemable transferable shares	75,000